Commitments and Contingencies (Details)													3 Months Ended		12 Months Ended
	Jul. 31, 2018 USD ($) shares	Jul. 27, 2018 USD ($)	Jul. 01, 2018 USD ($) shares	Apr. 06, 2018 USD ($)	Jan. 05, 2018 USD ($)	Nov. 30, 2017 USD ($) shares	Oct. 09, 2017 USD ($)	Aug. 23, 2017 USD ($)	Jul. 20, 2016 USD ($)	Mar. 31, 2016 USD ($)	Aug. 01, 2015 USD ($) shares	Oct. 01, 2014 USD ($)	Aug. 31, 2018 USD ($) shares	Aug. 31, 2017 USD ($)	May 31, 2018 USD ($)	May 31, 2017 USD ($)	Apr. 17, 2017 ft²
Commitments and Contingencies (Details) [Line Items]
Loss Contingency Accrual, Provision															$ 10,000
Debt Conversion, Original Debt, Amount													$ 0	$ 62,500	150,000	$ 362,500
Employee-related Liabilities, Current													38,203		44,465	34,987
Allocated Share-based Compensation Expense		$ 4,375											0	$ 0	794,607	3,250
Chief Executive Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Employment Agreement, Term												5 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold			$ 150,000									$ 150,000
Deferred Compensation Arrangement with Individual, Description			performance bonus equal to 2% of the annual EBITDA of CLS Nevada, Inc., and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of the annual EBITDA									performance bonus equal to 2% of CLS Labs’ annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary), and annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Share-based Compensation Arrangement by Share-based Payment Award, Description												annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Employee-related Liabilities, Current													0		37,500	37,500
Accrued Salaries													$ 25,000		0
Chief Operating Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Employment Agreement, Term											5 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold	$ 150,000										$ 150,000
Deferred Compensation Arrangement with Individual, Description	performance bonus equal to 2% of the annual EBITDA of CLS Nevada, Inc., and annual restricted stock awards of the Company’ common stock in an amount equal to 3% of the annual EBITDA										performance bonus equal to 2% of the Company’s annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary), and annual stock options, exercisable at the fair market value of the Company’s common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Share-based Compensation Arrangement by Share-based Payment Award, Description											annual stock options, exercisable at the fair market value of the Company’s common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Employee-related Liabilities, Current						$ 37,500									37,500	0
President and Chief Financial Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold						$ 175,000
Deferred Compensation Arrangement with Individual, Description						performance bonus equal to 2% of the Company’s annual EBITDA, and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of its annual EBITDA
Share-based Compensation Arrangement by Share-based Payment Award, Description						annual restricted stock awards of the Company’s common stock in an amount equal to 3% of its annual EBITDA
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures (in Shares) | shares													600,000
Former Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Employee-related Liabilities, Current													$ 16,250		16,250	$ 16,250
Building [Member]
Commitments and Contingencies (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²																	14,392
Lessee, Operating Lease, Term of Contract																	72 months
Lessee, Operating Lease, Renewal Term																	10 years
Deposit [Member]
Commitments and Contingencies (Details) [Line Items]
Loss Contingency Accrual, Provision															50,000
Rent Expense [Member]
Commitments and Contingencies (Details) [Line Items]
Loss Contingency Accrual, Provision															15,699
Remaining Amounts Due Under Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Loss Contingency Accrual, Provision															30,000
One Time Signing Bonus [Member] | Chief Executive Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares	500,000		500,000
Allocated Share-based Compensation Expense	$ 59,167														$ 59,167
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year		1 year
One Time Signing Bonus [Member] | Chief Operating Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares	50,000										250,000
Allocated Share-based Compensation Expense	$ 5,917										$ 327,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year										1 year
One Time Signing Bonus [Member] | President and Chief Financial Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares						500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 37,500	$ 37,500		$ 39,521	$ 62,500	$ 250,000	$ 112,500